Earnings per Share	6 Months Ended
Jun. 30, 2023
Net Earnings per Class A common share
Earnings per Share

11. Earnings per Share

Under the two-class method, net income, if any, is first reduced by the amount of dividends declared in respect of common shares for the current period, if any, and the remaining earnings are allocated to common shares and participating securities to the extent that each security can share the earnings assuming all earnings for the period are distributed.

Earnings are only allocated to participating securities in a period of net income if, based on the contractual terms, the relevant common shareholders have an obligation to participate in such earnings. As a result, earnings are only be allocated to the Class A common shareholders.

At June 30, 2023 and December 31, 2022, there were 1,030,781 and 1,316,711, respectively, shares of incentive share grants unvested as part of senior management’s and non-executive directors incentive awards approved on September 29, 2021.

	Six months ended June 30,
	2023	2022
Numerator:
Net income available to common shareholders:	$147,612	$121,157
Class A, basic and diluted

Denominator:
Class A Common shares
Basic weighted average number of common shares outstanding	35,533,273	36,578,297
Plus weighted average number of RSUs with service conditions	673,036	710,529
Common share and common share equivalents, dilutive	36,206,309	37,288,826

Basic earnings per share:
Class A	4.15	3.31

Diluted earnings per share:
Class A	4.08	3.25